As filed with the Securities and Exchange Commission  on May 9,
1997

								Registration No.
33-2627
								811-4551


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.
[X] Post-Effective Amendment No.		40

REGISTRATION STATEMENT UNDER THE INVESTMENT
           COMPANY ACT OF 1940, as amended

Amendment No. 40  [X]

SMITH BARNEY EQUITY FUNDS
(Exact name of Registrant as Specified in Charter)

Area Code and Telephone Number: (212) 723-9218

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

Christina T. Sydor
Secretary
388 Greenwich Street New York, New York  10013
(Name and Address of Agent for Service)

copies to:

Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022

It is proposed that this filing become effective:

____	Immediately upon filing pursuant to Rule 485(b)
         	on April 22, 1996 pursuant to Rule 485(b)
    X  	60 days after filing pursuant to Rule 485(a)
____ 	on -------------- pursuant to Rule 485(a)

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule
24f-2 under the Investment Company Act of 1940, as amended.
Registrant's
Rule 24f-2 Notice for the
fiscal year ended January 31, 1997 was filed on March 21, 1997.


 SMITH BARNEY EQUITY FUNDS

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page




	SMITH BARNEY EQUITY FUNDS

	FORM  N-1A CROSS REFERENCE SHEET
	Pursuant to Rule 495(a) Under the Securities Act of 1933, as amended


Part A
Item No								Prospectus
Caption


1.	Cover Page						Cover Page

2.	Synopsis						Prospectus Summary

3.	Condensed Financial Information			Financial
Highlights;

4.	General Description of Registrant			Cover Page;
Prospectus Summary;
							Investment Objective and
Management
							Policies; Distributor;
Additional
							Information

5.	Management of the Fund			Prospectus Summary;
	Management of
						the trust and the Fund;
Distributor;
							Additional Information

6.	Capital Stock and Other Securities		Investment
Objective and
						Management
							Policies; Dividends,
Distributions
							and Taxes; Additional
Information

7.	Purchase of Securities Being Offered		Valuation of
Shares; Purchase of
							Shares; Exchange
Privilege; Redemption
							of Shares; Minimum
Account Size;
							Distributor; Additional
Information

8.	Redemption or Repurchase of Shares		Purchase of
Shares; Redemption of
							Shares; Exchange
Privilege

9.	Pending Legal Proceedings			Not Applicable


Part B 							Statement of
Additional
Item No.						Information Caption


10.	Cover Page					Cover page

11.	Table of Contents				Contents

12.	General Information and History			Distributor;
Additional Information

13.	Investment Objectives and Policies		Investment
Objectives and Management
							Policies

14.	Management of the Fund			Management of the Trust
and the Funds;
							Distributor

15.	Control Persons and Principal			Management of the
Trust and the Funds
	Holders of Securities

16.	Investment Advisory and Other Services		Management
of the Trust and the
Funds;
							Distributor

17.	Brokerage Allocation				Investment
Objectives and Management
							Policies; Distributor

18.	Capital Stock and Other Securities		Investment
Objectives and Management
							Policies; Purchase of
Shares;
							Redemption of Shares;
Taxes

19.	Purchase, Redemption and Pricing		Purchase of
Shares; Redemption of
	of Securities Being Offered			Shares; Valuation
of Shares; Distributor;
							Exchange Privilege

20.	Tax Status					Taxes

21.	Underwriters					Distributor

22.	Calculation of Performance Data		Performance Data

23.	Financial Statements				Financial
Statements



	SMITH BARNEY EQUITY FUNDS
	PART A

The Prospectus, filed on August 29, 1996 with Post-Effective
Amendment No. 34
to the Fund's Registration Statement on Form N-1A
(Accession No. 0000091155-96-000353), is incorporated by reference in its entirety.



	SMITH BARNEY EQUITY FUNDS
	PART B


The Statement of Additional Information, filed on August 29, 1996 with
Post-Effective Amendment No.
34 to the Fund's Registration Statement on Form N-1A
(Accession No. 0000091155-96-000353), is
incorporated by reference in its entirety.





	SMITH BARNEY EQUITY FUNDS
	PART C

Part C of Post-Effective Amendment No. 34 to the Fund's
Registration
Statement on Form N-1A filed on
August 29, 1996 (Accession No. 0000091155-96-000353), is
incorporated by
reference in its entirety.




	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
EQUITY FUNDS, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 9th day of May, 1997.

							SMITH BARNEY EQUITY
FUNDS

							By: /s/ Heath B.
McLendon
							           Heath B.
McLendon,
							           Chairman of
the Board and
							            Chief
Executive Officer

	Pursuant to the requirements of the Securities Act of 1933, as amended, this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature				Title				Date

/s/ Heath B. McLendon			Chairman of the Board
	May 9, 1997
Heath B. McLendon			(Chief Executive Officer)


/s/ Lewis E. Daidone			Senior Vice President and
	May 9, 1997
Lewis E. Daidone			Treasurer (Chief Financial
					and Accounting Officer)


/s/ Lee Abraham*			Trustee				May 9,
1997
Lee Abraham


/s/ Allan J. Bloostein*			Trustee
	May 9, 1997
Allan J. Bloostein


/s/ Madelon Devoe-Talley*		Trustee
	May 9,1997
Madelon Devoe-Talley


/s/ Richard E. Hanson*			Trustee
	May 9, 1997
Richard E. Hanson

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated October 27, 1992.


/s/ Heath B. McLendon							May
9,1997
Heath B. McLendon


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